ORGANIZATION AND BUSINESS BACKGROUND (Details Textual) - Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current	$ 127	$ 0
Due from Affiliate, Current	$ 1,629	$ 0